Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 52,962	$ 48,215	$ 38,945
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion	(4,654)	(11,294)	728
Provision for loan losses	4,054	6,848	6,375
Depreciation of premises and equipment	6,087	5,757	4,605
Deferred income tax expense	4,585	4,686	2,530
Net periodic employee benefit cost	500	903	521
Realized investment securities gains	(1,156)	(764)	(1,530)
Net investment securities impairment losses	0	0	576
Stock-based compensation expense	1,535	1,281	1,083
Increase in value of bank-owned life insurance	(3,069)	(3,211)	(2,940)
Originations of loans held for sale	(8,763)	(23,280)	(44,032)
Proceeds from loans held for sale	8,319	27,830	42,324
Gain on sale of loans	(187)	(608)	(960)
Change in accrued interest receivable	40	1,220	852
Change in other assets	(8,262)	22,497	2,163
Change in other liabilities	1,363	(4,187)	2,575
Net Cash Provided by Operating Activities	53,354	75,893	53,815
Investing Activities
Proceeds from sales of securities available-for-sale	6,714	19,210	27,471
Proceeds from maturities and calls of securities available-for-sale	48,983	91,096	145,097
Proceeds from maturities and calls of securities held-to-maturity	6,501	10,223	10,402
Purchases of securities available-for-sale	(31,295)	(80,778)	(171,200)
Purchases of securities held-to-maturity	(10,226)	0	0
Net increase in loans	(43,714)	(83,962)	(102,802)
Purchases of premises and equipment	(1,674)	(6,622)	(7,509)
Payments to Acquire Business, Net of Cash Acquired		(21,853)	20,272
Net Cash Used in Investing Activities	(24,711)	(72,686)	(78,269)
Financing Activities
Net increase in noninterest-bearing deposits	52,237	20,423	49,146
Net increase (decrease) in interest-bearing deposits	36,203	(26,450)	16,388
Net (decrease) increase in short-term borrowings	(2,867)	23,153	(74,404)
Purchases of treasury stock	(27,957)	0	(7,915)
Proceeds from exercise of stock options	580	3,427	544
Dividends paid	(24,487)	(22,878)	(20,710)
Net Cash Provided by (Used in) Financing Activities	33,709	(2,325)	(36,951)
Increase (Decrease) in Cash and Cash Equivalents	62,352	882	(61,405)
Cash and cash equivalents at beginning of period	85,876	84,994	146,399
Cash and Cash Equivalents at End of Period	$ 148,228	$ 85,876	$ 84,994